SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Individual income tax withheld on behalf of employees	$ 721,716	$ 859,446	$ 943,195
Wages and bonus payables	3,303,043	3,173,679	6,264,711
Consumption tax payable	4,453,331	3,827,080	12,968,580
Liabilities assumed in connection with purchase of property and equipment		25,312	656,508
Excise and franchise tax payable	15,095	15,095
Others	71,065	202,582	176,015
Total	$ 8,564,250	$ 8,103,194	$ 21,009,009